CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Share capital [member]	Additional paid in capital [member]	Retained earnings [member]	Currency translation adjustments [member]	OCI from equity accounted investments [member]	Shareholder's equity [member]	Non-controlling interest [member]
Equity beginning balance at Dec. 31, 2018		$ 42,990	$ 1,185	$ 8,247	$ 38,790	$ (5,206)	$ (44)	$ 42,970	$ 19
Net income/(loss)		3,188			3,187			3,187	1
Other comprehensive income/(loss)		596			137	472	(13)	596
Total comprehensive income		3,783
Dividends		(1,732)			(1,732)			(1,732)
Other equity transactions		(10)		(8)	0			(8)	(2)
Equity ending balance at Jun. 30, 2019		45,031	1,185	8,239	40,381	(4,735)	(57)	45,013	18
Equity beginning balance at Dec. 31, 2018		42,990	1,185	8,247	38,790	(5,206)	(44)	42,970	19
Net income/(loss)	[1]	1,851
Other comprehensive income/(loss)		323
Total comprehensive income		2,174
Equity ending balance at Dec. 31, 2019		41,159	1,185	7,732	37,481	(5,258)	0	41,139	20
Net income/(loss)		(705)
Other comprehensive income/(loss)		(4,102)
Total comprehensive income		(4,807)
Equity ending balance at Mar. 31, 2020		36,346
Equity beginning balance at Dec. 31, 2019		41,159	1,185	7,732	37,481	(5,258)	0	41,139	20
Net income/(loss)		(956)			(961)			(961)	6
Other comprehensive income/(loss)		(2,509)			113	(2,622)	0	(2,509)
Total comprehensive income		(3,464)
Dividends		(1,189)			(1,189)			(1,189)
Share buy-back	[2]	(890)		(890)				(890)
Other equity transactions		(6)		(4)	0			(4)	(2)
Equity ending balance at Jun. 30, 2020		35,610	1,185	6,838	35,443	(7,879)	0	35,587	23
Equity beginning balance at Mar. 31, 2020		36,346
Net income/(loss)		(251)
Other comprehensive income/(loss)		1,593
Total comprehensive income		1,342
Equity ending balance at Jun. 30, 2020		$ 35,610	$ 1,185	$ 6,838	$ 35,443	$ (7,879)	$ 0	$ 35,587	$ 23

[1]	Audited
[2]
In September 2019 Equinor launched a USD 5 billion share buy-back programme, where the first tranche of the programme of around USD 1.5 billion has been finalized. A proportionate share of 67% from the Norwegian State was redeemed in accordance with an agreement with the Ministry of Petroleum and Energy for the Norwegian State to maintain their ownership percentage in Equinor. The redemption was approved by the annual general meeting held 14 May 2020. The first tranche of USD 500 million acquired in the market has been recognised as a reduction in equity as treasury shares in 3 quarter 2019. The State’s share including interest and dividends has been recognized as a short-term obligation and as a reduction in equity as treasury shares, subsequent to the decision at the annual general meeting held on 14 May 2020. The liability of USD 0.9 billion (NOK 9.1 billion) was settled 23 July 2020. The corresponding shares of the first tranche of the buyback programme were cancelled 16 July 2020. Equinor has suspended the remaining share buy-back programme until further notice. The announced second tranche of around USD 675 million, including the Norwegian State share, will under the current market conditions not be executed as previously announced and planned.